Submission	Feb. 03, 2026
Submission [Line Items]
Central Index Key	0001826011
Registrant Name	BANZAI INTERNATIONAL, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A